UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2012
                                                    -------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Tyrus Capital S.A.M.
Address:  4 Avenue Roqueville
          Monaco, Monaco MC 98000

Form 13F File Number:      (to be determined after filing)
                           -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Madden
Title:      Director
Phone:      +00 377 9999 5030

Signature, Place and Date of Signing:

    /s/ Mark Madden               Monaco, Monaco               August 14, 2012
--------------------------      ------------------             ---------------
        [Signature]                [City, State]                   [Date]


NOTE: Effective April 2, 2012, Tyrus Capital S.A.M. replaced Tyrus Capital LLP as the investment manager to the Tyrus Capital investment vehicles and, accordingly, as the entity that exercises investment discretion over Section 13(f) Securities on behalf of the Tyrus Capital investment vehicles. As such, going forward, and starting with the Form 13F for the quarter ended June 30, 2012, Tyrus Capital S.A.M. will be the entity fulfilling the Section 13(f) reporting obligations with respect to the Tyrus Capital investment vehicles, and Tyrus Capital LLP will cease filing Form 13F reports.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 5
                                               -------------------
Form 13F Information Table Value Total:             $262,257
                                               -------------------
                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                         TYRUS CAPITAL S.A.M.
                                                      FORM 13F INFORMATION TABLE
                                                      QUARTER ENDED JUNE 30, 2012

------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
ARIBA INC                    COM NEW          04033V203  100,710  2,250,000 SH       SOLE                2,250,000
COMPANHIA BRASILEIRA DE DIST SPN ADR PFD CL A 20440T201  123,569  3,090,000 SH       SOLE                3,090,000
DUKE ENERGY CORP NEW         COM              26441C105   21,658    939,194 SH       SOLE                  939,194
EXTORRE GOLD MINES LTD       COM              30227B109   12,010  2,900,000 SH       SOLE                2,900,000
MOLYCORP INC DEL             COM              608753109    4,310    200,000 SH       SOLE                  200,000
